Dreyfus Manager Funds II (the "Registrant")
-Dreyfus Balanced Opportunity Fund (the "Fund")

Incorporated herein by reference is the supplement to the Registrant's Summary Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 9, 2016 (SEC Accession No. 0000899681-16-001739).